PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning		R$ 26,370,445	R$ 21,531,134	R$ 19,716,223
Effect of foreign exchange differences		(108,528)	(6,463)
Acquisitions		3,360,519	2,993,272
Capitalized interest (1) (notes 29 and 34)	[1]	135,242	87,414
PP&E provisions for losses and write-offs		24,162	(112,886)
Depreciation		(2,719,701)	(2,112,657)
Right of use - Remesurement		99,728	109,109
Update of the ARO (Asset retirement obligation)			2,357
Transfers to fixed assets to investment property without cash effect			(4,066)
Acquisition of Elizabeth			627,145
Transfers to inventory			261,504
Others		4,744	22
Transfer to intangible assets		(101,449)
Consolidation of acquired companies and fair value to asset		4,144,594
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		51,611,687	40,090,936	36,136,110
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(25,241,242)	(18,559,802)	(16,419,887)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		644,880	581,824	516,668
Effect of foreign exchange differences		(1,024)	26
Acquisitions		26,218	62,106
PP&E provisions for losses and write-offs		(754)	(38,017)
Depreciation		(104,382)	(68,068)
Right of use - Remesurement		99,728	109,109
Others		(2)
Consolidation of acquired companies and fair value to asset		43,272
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		485,107	349,495	257,686
Effect of foreign exchange differences		(12,314)	(932)
Acquisitions		1,402
Transfers to fixed assets to investment property without cash effect			(4,065)
Acquisition of Elizabeth			100,489
Transfers to other asset categories		(70,520)
Consolidation of acquired companies and fair value to asset		217,044
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		485,107	349,495	257,686
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,451,114	3,019,934	2,677,565
Effect of foreign exchange differences		(21,167)	(6,402)
Acquisitions		48,061	22,441
PP&E provisions for losses and write-offs		(272)	(5,051)
Depreciation		(218,941)	(163,911)
Update of the ARO (Asset retirement obligation)			2,357
Transfers to fixed assets to investment property without cash effect			(1)
Acquisition of Elizabeth			227,629
Others		91
Transfers to other asset categories		314,131
Consolidation of acquired companies and fair value to asset		1,309,277
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		8,741,911	5,358,388	4,752,412
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(4,290,797)	(2,338,454)	(2,074,847)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		16,525,293	13,800,888	12,457,383
Effect of foreign exchange differences		(66,796)	(2,627)
Acquisitions		6,631	367,050
PP&E provisions for losses and write-offs		25,229	(62,606)
Depreciation		(2,334,638)	(1,845,757)
Acquisition of Elizabeth			278,576
Transfers to inventory			261,504
Others		4,700	19
Transfers to other asset categories		2,800,864
Consolidation of acquired companies and fair value to asset		2,288,415
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		36,373,386	29,348,048	26,213,225
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(19,848,093)	(15,547,160)	(13,755,842)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		40,882	29,037	26,297
Effect of foreign exchange differences		(756)	1,418
Acquisitions		6,618	6,756
PP&E provisions for losses and write-offs			(194)
Depreciation		(7,245)	(7,043)
Acquisition of Elizabeth			878
Others		6
Transfers to other asset categories		5,421
Consolidation of acquired companies and fair value to asset		7,801
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		284,863	190,847	182,974
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(243,981)	(161,810)	(156,677)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,025,550	3,643,682	3,680,322
Effect of foreign exchange differences		(6,137)	2,076
Acquisitions		3,213,068	2,527,722
Capitalized interest (1) (notes 29 and 34)	[1]	135,242	87,414
PP&E provisions for losses and write-offs			(5,468)
Acquisition of Elizabeth			16,400
Others			3
Transfers to other asset categories		(2,965,725)
Transfer to intangible assets		(101,449)
Consolidation of acquired companies and fair value to asset		106,869
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,025,550	3,643,682	3,680,322
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	197,619	106,274	100,302
Effect of foreign exchange differences	[2]	(334)	(22)
Acquisitions	[2]	58,521	7,197
PP&E provisions for losses and write-offs	[2]	(41)	(1,550)
Depreciation	[2]	(54,495)	(27,878)
Acquisition of Elizabeth	[2]		3,173
Others	[2]	(51)
Transfers to other asset categories	[2]	(84,171)
Consolidation of acquired companies and fair value to asset	[2]	171,916
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	643,304	445,870	414,705
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	(445,685)	(339,596)	(314,403)
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,057,566	754,606	634,786
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		R$ (412,686)	R$ (172,782)	R$ (118,118)

[1]	The capitalized borrowing costs are basically determined for the projects in Steel and Mining and refer substantially, to:

- CSN: Technological updates and acquisition of new equipment for maintenance of the production capacity of UPV Plant (RJ);

- CSN Mineração: Expansion of Casa de Pedra (MG) and TECAR (RJ).

[2]	Refer substantially to assets for railway use, such as yards, rails, mines, and railroad materials;